INVESTMENTS IN PRIVATE COMPANIES (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021	Jul. 11, 2019 USD ($) shares	Aug. 31, 2015 shares
Intensity [Member]
IfrsStatementLineItems [Line Items]
Unrealized Gain (Loss) On Investment | $		$ 0	$ 1,600
Intensity [Member] | Acquisition Of SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	1,000,000.0
InvestmentOwnershipPercentage	7.50%
Unrealized Gain (Loss) On Investment | $	$ 700
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer | $					$ 1,300
Number of instruments or interests issued or issuable					129,806
Number Of Private Company Share Consists In Sole Asset					288,458
Number of shares outstanding					1,288,458
Percentage of voting equity interests acquired				8.00%
Series A preferred stock in Sentien Biotechnologies [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased						210,210
InvestmentOwnershipPercentage				5.06%